As filed with the Securities and Exchange Commission on September 30, 2002.

1933 Act File No: 33-82080
1940 Act File No: 811-8664

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

           Pre-Effective Amendment No. [ ]

           Post-Effective Amendment No. 20 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

           Amendment No. 30 [X]

Jackson National Separate Account - I
(Exact Name of Registrant)

Jackson National Life Insurance Company
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:
(517) 381-5500

With a copy to:
Susan S. Rhee Associate General Counsel Jackson National Life Insurance Company 1 Corporate Way Lansing, MI 48951	Joan E. Boros, Esq. Jorden Burt LLP Suite 400 East 1025 Thomas Jefferson St. NW Washington, DC 20007-5201
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

_X_     immediately upon filing pursuant to paragraph (b)

____    on ______________ pursuant to paragraph (b)

____    60 days after filing pursuant to paragraph (a)(1)

____    on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered
    Variable Portion of Individual Deferred Variable Annuity Contracts

JACKSON NATIONAL SEPARATE ACCOUNT - I
REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item		Caption in Prospectus or Statement of Additional Information Relating to Each Item
Part A.	Information Required in a Prospectus	Prospectus
1.	Cover Page	Cover Page
2.	Definitions	Not Applicable
3.	Synopsis	Key Facts; Fee Tables
4.	Condensed Financial Information	Appendix A
5.	General Description of Registrant, Depositor and Portfolio Companies	The Company; The Separate Account; Investment Portfolios
6.	Deductions	Contract Charges
7.	General Description of Variable Annuity Contracts	The Annuity Contract; Purchases; Transfers; Access To Your Money; Income Payments (The Income Phase); Death Benefit; Other Information
8.	Annuity Period	Income Payments (The Income Phase)
9.	Death Benefit	Death Benefit
10.	Purchases and Contract Value	Purchases
11.	Redemptions	Access To Your Money
12.	Taxes	Taxes
13.	Legal Proceedings	Other Information
14.	Table of Contents of the Statement of Additional Information	Table of Contents of the Statement of Additional Information
Part B.	Information Required in a Statement of Additional Information	Statement of Additional Information
15.	Cover Page	Cover Page
16.	Table of Contents	Table of Contents
17.	General Information and History	General Information and History
18.	Services	Services
19.	Purchase of Securities Being Offered	Purchase of Securities Being Offered
20.	Underwriters	Underwriters
21.	Calculation of Performance Data	Calculation of Performance
22.	Annuity Payments	Income Payments; Net Investment Factor
23.	Financial Statements	Financial Statements

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.

Explanatory Note

This Registration Statement contains 45 Funds of the JNL Series Trust and 12 Funds of the JNL Variable Fund LLC. Two different versions of the Prospectus will be created from this Registration Statement. The only differences between the versions of the Prospectuses created from this Registration Statement will be the underlying funds available. These Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.

This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This Amendment is being filed to describe in a supplement to the Prospectus, dated May 1, 2002 for the Perspective Fixed and Variable Annuity, the availability of 15 additional subaccounts of the Registrant and the corresponding underlying mutual funds. Accordingly, this Amendment does not otherwise delete, amend or supercede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

SUPPLEMENT DATED SEPTEMBER 30, 2002
TO THE
PROSPECTUS DATED MAY 1, 2002
FOR
PERSPECTIVE FIXED AND VARIABLE ANNUITY®
JACKSON NATIONAL SEPARATE ACCOUNT I

The following changes apply to the prospectus listed above:

All references to J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund should be changed to JPMorgan/JNL Enhanced S&P 500 Stock Index Fund.

The following should be added to the list of funds on the cover page under “JNL Series Trust:"

JPMorgan/JNL Enhanced S&P 500 Stock Index Fund
JPMorgan/JNL International Value Fund
Mellon Capital Management/JNL S&P 500 Index Fund
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund
Mellon Capital Management/JNL Small Cap Index Fund
Mellon Capital Management/JNL International Index Fund
Mellon Capital Management/JNL Bond Index Fund
PPM America/JNL Value Fund
S&P/JNL Core Index 100 Fund
S&P/JNL Core Index 75 Fund
S&P/JNL Core Index 50 Fund

The following should be added to the list of funds on the cover page under “JNL Variable Fund LLC:"

First Trust/JNL The S&P(R)Target 10 Fund
First Trust/JNL Global Target 15 Fund
First Trust/JNL Target 25 Fund
First Trust/JNL Target Small-Cap Fund

The following should be added to the "Fund Annual Expenses" table located on page 4:

JPMorgan/JNL International Value Fund          1.07%        .03%         0%          1.10%
PPM America/JNL Value Fund                      .85%        .01%         0%           .86%
S&P/JNL Core Index 100 Fund                     .20%          0%         0%           .20%
S&P/JNL Core Index 75 Fund                      .20%          0%         0%           .20%
S&P/JNL Core Index 50 Fund                      .20%          0%         0%           .20%
First Trust/JNL The S&P(R)Target 10 Fund        .80%          0%         0%           .80%
First Trust/JNL Global Target 15 Fund           .85%          0%         0%           .85%
First Trust/JNL Target 25 Fund                  .80%          0%         0%           .80%
First Trust/JNL Target Small-Cap Fund           .80%          0%         0%           .80%

On pages 4 and 5, all references to the "****" footnote should be deleted.

On pages 6 and 7, the following should be added:

                                                                      Time Periods
----------------------------------------------------------- ------- --------- -------- ---------
                                                              1        3         5        10
                                                             year    years     years    years
----------------------------------------------------------- ------- --------- -------- ---------
----------------------------------------------------------- ------- --------- -------- ---------
JPMorgan/JNL International Value Division          (a)        29       88       149      316
                                                   (b)        99      138       179      316
PPM America/JNL Value Division                     (a)        26       81       138      292
                                                   (b)        96      131       168      292
S&P/JNL Core Index 100 Division                    (a)        20       61       104      225
                                                   (b)        90      111       134      225
S&P/JNL Core Index 75 Division                     (a)        20       61       104      225
                                                   (b)        90      111       134      225
S&P/JNL Core Index 50 Division                     (a)        20       61       104      225
                                                   (b)        90      111       134      225
First Trust/JNL The S&P(R)Target 10 Division       (a)        26       79       135      287
                                                   (b)        96      129       165      287
First Trust/JNL Global Target 15 Division          (a)        26       80       137      291
                                                   (b)        96      130       167      291
First Trust/JNL Target 25 Division                 (a)        26       79       135      287
                                                   (b)        96      129       165      287
First Trust/JNL Target Small-Cap Division          (a)        26       79       135      287
                                                   (b)        96      129       165      287

On pages 8 and 9, the following should be added:

                                                                      Time Periods
----------------------------------------------------------- ------- --------- -------- ---------
                                                              1        3         5        10
                                                             year    years     years    years
----------------------------------------------------------- ------- --------- -------- ---------
----------------------------------------------------------- ------- --------- -------- ---------
JPMorgan/JNL International Value Division          (a)        26       79       135      287
                                                   (b)        96      129       165      287
PPM America/JNL Value Division                     (a)        23       72       123      263
                                                   (b)        93      122       153      263
S&P/JNL Core Index 100 Division                    (a)        17       51        89      193
                                                   (b)        87      101       119      193
S&P/JNL Core Index 75 Division                     (a)        17       51        89      193
                                                   (b)        87      101       119      193
S&P/JNL Core Index 50 Division                     (a)        17       51        89      193
                                                   (b)        87      101       119      193
First Trust/JNL The S&P(R)Target 10 Division       (a)        23       70       119      256
                                                   (b)        93      120       149      256
First Trust/JNL Global Target 15 Division          (a)        23       71       122      262
                                                   (b)        93      121       152      262
First Trust/JNL Target 25 Division                 (a)        23       70       119      256
                                                   (b)        93      120       149      256
First Trust/JNL Target Small-Cap Division          (a)        23       70       119      256
                                                   (b)        93      120       149      256

The following should be added to the list of funds under the sub-section entitled “JNL Series Trust” on page 11:

JPMorgan/JNL Enhanced S&P 500 Stock Index Fund
JPMorgan/JNL International Value Fund
Mellon Capital Management/JNL S&P 500 Index Fund
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund
Mellon Capital Management/JNL Small Cap Index Fund
Mellon Capital Management/JNL International Index Fund
Mellon Capital Management/JNL Bond Index Fund
PPM America/JNL Value Fund
S&P/JNL Core Index 100 Fund
S&P/JNL Core Index 75 Fund
S&P/JNL Core Index 50 Fund

The following should be added to the list of funds under the sub-section entitled "JNL Variable Fund LLC" on page 12:

First Trust/JNL The S&P(R)Target 10 Fund
First Trust/JNL Global Target 15 Fund
First Trust/JNL Target 25 Fund
First Trust/JNL Target Small-Cap Fund

The following changes should be made to the table of sub-advisers on pages 13 and 14:

JPMorgan/JNL International Value Fund should be added to the list of funds for J.P. Morgan Investment Management, Inc.

PPM America/JNL Value Fund should be added to the list of funds for PPM America, Inc.

S&P/JNL Core Index 100 Fund, S&P/JNL Core Index 75 Fund and S&P/JNL Core Index 50 Fund should be added to the list of funds for Standard & Poor’s Investment Advisory Services, Inc.

First Trust/JNL The S&P® Target 10 Fund, First Trust/JNL Global Target 15 Fund, First Trust/JNL Target 25 Fund and First Trust/JNL Target Small-Cap Fund should be added to the list of funds for First Trust Advisors L.P.

On page 13, all references to the "**" footnote should be deleted.

On page 26, the section entitled “Dollar Cost Averaging” should be deleted and replaced in its entirety with the following paragraph:

You can arrange to have a regular amount of money periodically transferred automatically into the investment divisions and other guaranteed fixed accounts from the one-year guaranteed fixed account or any of the other investment divisions. This theoretically gives you a lower average cost per unit for the investment divisions over time than you would receive if you made a one-time purchase. The more volatile investment divisions may not result in lower average costs, and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

In Appendix C, the following should be added to pages C-1 and C-2:

                                                                     Time Periods
---------------------------------------------------------- ------- --------- -------- ---------
                                                             1        3         5        10
                                                            year    years     years    years
---------------------------------------------------------- ------- --------- -------- ---------
---------------------------------------------------------- ------- --------- -------- ---------
JPMorgan/JNL International Value Division         (a)        28       85       144      306
                                                  (b)        98      135       174      306
PPM America/JNL Value Division                    (a)        25       78       133      283
                                                  (b)        95      128       163      283
S&P/JNL Core Index 100 Division                   (a)        19       58        99      215
                                                  (b)        89      108       129      215
S&P/JNL Core Index 75 Division                    (a)        19       58        99      215
                                                  (b)        89      108       129      215
S&P/JNL Core Index 50 Division                    (a)        19       58        99      215
                                                  (b)        89      108       129      215
First Trust/JNL The S&P(R)Target 10 Division      (a)        25       76       130      277
                                                  (b)        95      126       160      277
First Trust/JNL Global Target 15 Division         (a)        25       77       132      282
                                                  (b)        95      127       162      282
First Trust/JNL Target 25 Division                (a)        25       76       130      277
                                                  (b)        95      126       160      277
First Trust/JNL Target Small-Cap Division         (a)        25       76       130      277
                                                  (b)        95      126       160      277

In Appendix C, the following should be added to pages C-3 and C-4:

                                                                     Time Periods
---------------------------------------------------------- ------- --------- -------- ---------
                                                             1        3         5        10
                                                            year    years     years    years
---------------------------------------------------------- ------- --------- -------- ---------
---------------------------------------------------------- ------- --------- -------- ---------
JPMorgan/JNL International Value Division         (a)        27       82       140      296
                                                  (b)        97      132       170      296
PPM America/JNL Value Division                    (a)        24       75       128      273
                                                  (b)        94      125       158      273
S&P/JNL Core Index 100 Division                   (a)        18       54        94      204
                                                  (b)        88      104       124      204
S&P/JNL Core Index 75 Division                    (a)        18       54        94      204
                                                  (b)        88      104       124      204
S&P/JNL Core Index 50 Division                    (a)        18       54        94      204
                                                  (b)        88      104       124      204
First Trust/JNL The S&P(R)Target 10 Division      (a)        24       73       125      267
                                                  (b)        94      123       155      267
First Trust/JNL Global Target 15 Division         (a)        24       74       127      272
                                                  (b)        94      124       157      272
First Trust/JNL Target 25 Division                (a)        24       73       125      267
                                                  (b)        94      123       155      267
First Trust/JNL Target Small-Cap Division         (a)        24       73       125      267
                                                  (b)        94      123       155      267

(To be used with VC3656 Rev. 05/02.)

V8073 Rev. 09/02

Part C is amended and restated as follow:

PART C.   OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
	(1)	Financial statements and schedules included in Part A:
Condensed Financial Information

	(2)	Financial statements and schedules included in Part B:

Jackson National Separate Account - I:

Report of Independent Accountants
Statement of Assets and Liabilities as of December 31, 2001
Statement of Operations for the Year Ended December 31, 2001
Statement of Changes in Net Assets for the Years Ended December 31, 2001 and December 31, 2000
Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Accountants
Consolidated Balance Sheet at December 31, 2001 and 2000
Consolidated Income Statement for the years ended December 31, 2001, 2000 and 1999
Consolidated Statement of Stockholder's Equity and Comprehensive Income for the years ended December 31, 2001, 2000 and 1999
Consolidated Statement of Cash flows for the years ended December 31, 2001, 2000 and 1999
Notes to Consolidated Financial Statements
Item 24.(b)	Exhibits
Exhibit No.	Description
1.	Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 21, 1999.
2.	Not Applicable
3.	Distribution Agreement dated May 24, 1995, incorporated by reference to the Registrant's Post-Effective Amendment No. 3, filed on April 30, 1996.
4.a.	Specimen of the Perspective Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 3, filed on April 30, 1996.
4.b.	Specimen of the Defined Strategies Variable Annuity Contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 11, filed on April 27, 2000.
4.c.	Specimen of the Perspective Fixed & Variable Annuity Group Contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 12, filed on April 16, 2001.
4.d.	Form of Enhanced Earnings Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 13 electronically filed on May 2, 2001.
4.e.	Specimen of Spousal Continuation Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 13 electronically filed on May 2, 2001.
4.f.	Specimen of Death Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 15 electronically filed on July 30, 2001.
4.g.	Specimen of the Perspective Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 17 electronically filed on October 5, 2001.
4.h.	Specimen of Preselected Death Benefit Option Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 19 electronically filed on April 26, 2002.
5.a.	Specimen of the Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 5, filed on April 15, 1997.
5.b.	Specimen of the Perspective Plus Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 5, filed on April 15, 1997.
5.c.	Specimen of the Defined Strategies Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 11, filed on April 27, 2000.
5.d.	Specimen of the Perspective Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 13 electronically filed on May 2, 2001.
5.e.	Specimen of the Defined Strategies Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 13 electronically filed on May 2, 2001.
5.f.	Specimen of the Perspective Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 17 electronically filed on October 5, 2001.
5.g.	Specimen of the Perspective Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 19 electronically filed on April 26, 2002.
5.h.	Specimen of the Defined Strategies Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 19 electronically filed on April 26, 2002.
6.a.	Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3, filed on April 30, 1996.
6.b.	Bylaws of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3, filed on April 30, 1996.
7.	Not Applicable
8.	Not Applicable
9.	Opinion and Consent of Counsel, attached hereto.
10.	Consent of Independent Accountants (KPMG LLP), incorporated by reference to Registrant's Post-Effective Amendment No. 19 electronically filed on April 26, 2002.
11.	Not Applicable
12.	Not Applicable
13.a.	Schedule of Computation of Performance, incorporated by reference to the Registrant's Post-Effective Amendment No. 3, filed on April 30, 1996.
13.b.	Schedule of Computation of Performance, incorporated by reference to Registrant's Post-Effective Amendment No. 17 electronically filed on October 5, 2001.
13.c.	Schedule of Computation of Performance, incorporated by reference to Registrant's Post-Effective Amendment No. 19 electronically filed on April 26, 2002.

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Richard D. Ash	Vice President -
1 Corporate Way	Actuary & Appointed Actuary
Lansing, Michigan 48951

John B. Banez	Vice President -
1 Corporate Way	Systems and Programming
Lansing, Michigan 48951

James Binder	Vice President -
1 Corporate Way	Finance and Corporate Strategy
Lansing, Michigan 48951

Joseph Mark Clark	Vice President -
1 Corporate Way	Policy Administration
Lansing, Michigan 48951

Marianne Clone	Vice President - Administration
1 Corporate Way
Lansing, Michigan 48951

James B. Croom	Vice President &
1 Corporate Way	Deputy General Counsel
Lansing, Michigan 48951

Gerald W. Decius	Vice President -
1 Corporate Way	Systems Model Office
Lansing, Michigan 48951

Lisa C. Drake	Senior Vice President & Actuary
1 Corporate Way
Lansing, Michigan 48951

Robert A. Fritts	Vice President &
1 Corporate Way	Controller - Financial
Lansing, Michigan 48951	Operations

Victor Gallo	Senior Vice President -
1 Corporate Way	Group Pension
Lansing, Michigan 48951

James D. Garrison	Vice President - Tax
1 Corporate Way
Lansing, MI 48951

Rhonda K. Grant	Vice President - Government
1 Corporate Way	& Public Relations
Lansing, Michigan 48951

Andrew B. Hopping	Executive Vice President,
1 Corporate Way	Chief Financial Officer,
Lansing, Michigan 48951	Treasurer and Director

Stephen A. Hrapkiewicz	Vice President - Human
1 Corporate Way	Resources
Lansing, Michigan 48951

Cheryl Johns	Vice President - Life Division
1 Corporate Way
Lansing, Michigan 48951

Timo P. Kokko	Vice President - Support
1 Corporate Way	Services
Lansing, Michigan 48951

Everett W. Kunzelman	Vice President - Underwriting
1 Corporate Way
Lansing, Michigan 48951

Lynn W. Lopes	Vice President - Group
1 Corporate Way	Pension
Lansing, Michigan 48951

Clark P. Manning	President & Chief Executive Officer
1 Corporate Way	and Director
Lansing, Michigan 48951

Thomas J. Meyer	Senior Vice President,
1 Corporate Way	General Counsel and
Lansing, Michigan 48951	Secretary

Keith R. Moore	Vice President - Technology
1 Corporate Way
Lansing, Michigan 48951

Jacky Morin	Vice President -
1 Corporate Way	Group Pension
Lansing, Michigan 48951

P. Chad Myers	Vice President - Asset
1 Corporate Way	Liability Management
Lansing, Michigan 48951

J. George Napoles	Senior Vice President and
1 Corporate Way	Chief Information Officer
Lansing, Michigan 48951

Mark D. Nerud	Vice President - Fund
1 Corporate Way	Accounting and Administration
Lansing, Michigan 48951

Bradley J. Powell	Vice President - Institutional
1 Corporate Way	Marketing Group
Lansing, Michigan 48951

James B. Quinn	Vice President - Broker
1 Corporate Way	Management
Lansing, Michigan 48951

James R. Sopha	Senior Vice President -
1 Corporate Way	Corporate Development
Lansing, Michigan 48951

Scott L. Stolz	Senior Vice President -
1 Corporate Way	Administration
Lansing, Michigan 48951

Connie J. Van Doorn	Vice President -
1 Corporate Way	Variable Annuity
Lansing, Michigan 48951	Administration

Michael A. Wells	Vice Chairman
1 Corporate Way	and Director
Lansing, Michigan 48951
Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.
Company	State of Organization	Control/Ownership	Principal Business

Brooke Holdings, Inc	Delaware	100% Holborn Delaware Partnership	Holding Company. Activities

Brooke Finance Corporation	Delaware	100% Brooke Holdings, Inc.	Holding Company Activities

Brooke Life Insurance Company	Michigan	100% Brooke Holdings, Inc.	Life Insurance

Carolina Steel	North Carolina	96.65% Jackson National Life Insurance Company	Manufacturing Company

Cherrydale Farms, Inc.	Delaware	96.4% Jackson National Life Insurance Company	Candy

Curian Capital, LLC	Michigan	100% Jackson National Life Insurance Company	Registered Investment Advisor

Cherrydale Holdings, Inc.	Delaware	72.5% Jackson National Life Insurance Company	Holding Company Activities

Hermitage Management, LLC	Michigan	100% Jackson National Life Insurance Company	Advertising Agency

Holborn Delaware Partnership	Delaware	80% Prudential One Limited, 10% Prudential Two Limited, 10% Prudential Three Limited	Holding Company Activities

IFC Holdings, Inc.	Delaware	99% National Planning Holdings Inc.	Broker/Dealer

Investment Centers of America	Delaware	100% IFC Holdings, Inc.	Broker/Dealer

IPM Products Group	Delaware	93% Jackson National Life Insurance Company	Auto Parts

Jackson Federal Bank	USA	100% JNL Thrift Holdings, Inc.	Savings & Loan

Jackson National Asset Management, LLC	Michigan	100% Jackson National Life Insurance Company	Investment Adviser, and Transfer Agent

Jackson National Life Distributors, Inc.	Delaware	100% Jackson National Life Insurance Company	Advertising/Marketing Corporation and Broker/Dealer

JNLI LLC	Delaware	100% Jackson National Life Insurance Company	Tuscany Notes

Jackson National Life Insurance Company of New York	New York	100% Jackson National Life Insurance Company	Life Insurance

JNL Investors Series Trust	Massachusetts	Common Law Trust with contractual association with Jackson National Life Insurance Company of New York	Investment Company

JNL Securities, LLC	Michigan	100% Curian Capital, LLC	Broker/Dealer & Insurance Agency
JNL Series Trust	Massachusetts	Common Law Trust with contractual association with Jackson National Life Insurance Company of New York	Investment Company

JNL Thrift Holdings, Inc.	Michigan	National Life Insurance Company	Holding Company

JNL Variable Fund LLC	Delaware	100% Jackson National Separate Account - I	Investment Company

JNL Variable Fund III LLC	Delaware	100% Jackson National Separate Account III	Investment Company

JNL Variable Fund IV LLC	Delaware	100% Jackson National Separate Account IV	Investment Company

JNL Variable Fund V LLC	Delaware	100% Jackson National Separate Account V	Investment Company

JNLNY Variable Fund I LLC	Delaware	100% JNLNY Separate Account I	Investment Company

JNLNY Variable Fund II LLC	Delaware	100% JNLNY Separate Account II	Investment Company

LePages, Inc.	Delaware	100% Jackson National Life Insurance Company	Adhesives

LePages Management Co., LLC	Delaware	100% Jackson National Life Insurance Company	Adhesives

National Planning Corporation	Delaware	100% National Planning Holdings, Inc.	Broker/Dealer and Investment Adviser

National Planning Holdings, Inc.	Delaware	100% Brooke Holdings, Inc.	Holding Company Activities

PPM Holdings, Inc.	Delaware	100% Brooke Holdings, Inc.	Holding Company

Prudential Corporation Holdings Limited	United Kingdom	100% Prudential Corporation PLC	Holding Company

Prudential Corporation PLC	United Kingdom	Publicly Traded	Financial Institution

Prudential One Limited	England and Wales	100% Prudential Corporation Holdings Limited	Holding Company Activities

Prudential Two Limited	England and Wales	100% Prudential Corporation Holdings Limited	Holding Company Activities

Prudential Three Limited	England and Wales	100% Prudential Corporation Holdings Limited	Holding Company Activities

SII Investments, Inc.	Wisconsin	100% National Planning Holdings, Inc.	Broker/Dealer

Trust Centers of America	North Dakota	100% IFC Holdings, Inc.	Trust Company
Item 27.	Number of Contract Owners as of September 9, 2002.
Non-Qualified - 51,432
 Qualified - 48,274
Item 28.	Indemnification.
Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

 Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29.	Principal Underwriter.
(a)	Jackson National Life Distributors, Inc. acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account V, the JNLNY Separate Account I and the JNLNY Separate Account II.

(b)	Directors and Officers of Jackson National Life Distributors, Inc.:

Name and Business Address	Positions and Offices with Underwriter

Michael A. Wells 401 Wilshire Blvd. Suite 1200 Santa Monica, CA 90401	Director

Clark Manning 1 Corporate Way Lansing, Michigan 48951	Director

Andrew B. Hopping 1 Corporate Way Lansing, MI 48951	Director, Vice President, Treasurer

Clifford J. Jack 401 Wilshire Blvd. Suite 1200 Santa Monica, California 90401	President and Chief Executive Officer

Mark D. Nerud 225 West Wacker Drive Suite 1200 Chicago, IL 60606	Vice President and Assistant Treasurer

Joseph D. Emanuel 1 Corporate Way Lansing, Michigan 48951	Executive Vice President - Operations

David Collett 401 Wilshire Blvd. Suite 1200 Santa Monica, California 90401	Chief Financial Officer

Gregory B. Salsbury 401 Wilshire Blvd. Suite 1200 Santa Monica, CA 90401	Executive Vice President

Robert DeChellis 401 Wilshire Blvd. Suite 1200 Santa Monica, CA 90401	Executive Vice President, National Sales Manager

Christine A. Pierce-Tucker 401 Wilshire Boulevard Suite 1200 Santa Monica, CA 90401	Senior Vice President - JNLD Product Development

Barry L. Bulakites 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President - National Sales Development

Bradley J. Powell 1 Corporate Way Lansing, Michigan 48951	Senior Vice President

John Kawauchi 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President - Marketing and Corporate Communications

Greg Smith 401 Wilshire Boulevard Suite 1200 Santa Monica, CA 90401	Senior Vice President

Scott Yessner 401 Wilshire Boulevard Suite 1200 Santa Monica, CA 90401	Senior Vice President - Strategic Initiatives

Pam Aurbach 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - National Sales Development

Nikhil Advani 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President

Kendall Best 401 Wilshire Boulevard Suite 1200 Santa Monica, CA 90401	Vice President - Strategic Relations

Sean P. Blowers 401 Wilshire Boulevard Suite 1200 Santa Monica, CA 90401	Vice President - Thrift Products

Tori Bullen 401 Wilshire Boulevard Suite 1200 Santa Monica, CA 90401	Vice President - Institutional Marketing Group

Luis Gomez 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Marketing

Phil Wright 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Communications

James L. Simon 1 Corporate Way Lansing, Michigan 48951	Director of Compliance and Secretary

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors, Inc.	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Item 30.	Location of Accounts and Records.
Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
8055 East Tufts Ave., Second Floor
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31.	Management Services
Not Applicable
Item 32.	Undertakings and Representations
(a)	Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)	Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)	Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

(e)	The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant Section 403(b)if the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 30th day of September, 2002.

Jackson National Separate Account - I (Registrant)

By:	Jackson National Life Insurance Company

By:	/s/ Thomas J. Meyer* Andrew B. Hopping Executive Vice President - Chief Financial Officer and Director
Jackson National Life Insurance Company (Depositor)

By:	/s/ Thomas J. Meyer* Andrew B. Hopping Executive Vice President - Chief Financial Officer and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Thomas J. Meyer* Clark P. Manning, President, Chief Executive Officer and Director	September 30, 2002

/s/ Thomas J. Meyer* Michael A. Wells, Director	September 30, 2002

/s/ Thomas J. Meyer* Andrew B. Hopping, Executive Vice President - Chief Financial Officer and Director	September 30, 2002

/s/ Thomas J. Meyer* Robert A. Fritts, Vice President and Controller - Financial Operations	September 30, 2002

*Thomas J. Meyer, Attorney-in-Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by Jackson National Separate Account - I (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 7th day of January, 2002.

/s/ Clark P. Manning
Clark P. Manning, President, Chief
Executive Officer and Director

/s/ Michael A. Wells
Michael A. Wells, Director

/s/ Andrew B. Hopping
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

/s/ Robert A. Fritts
Robert A. Fritts, Vice President and Controller - Financial Operations

EXHIBIT LIST

Exhibit No.	Description
9.	Opinion of Counsel, attached hereto as EX-99.9.